Related Party Transactions (Details) - USD ($)				1 Months Ended		3 Months Ended				6 Months Ended		12 Months Ended
	May 01, 2026	Nov. 11, 2025	Feb. 28, 2025	May 31, 2026	Aug. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Mar. 31, 2025	[1]	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Nov. 13, 2025
Related Party Transactions (Details) [Line Items]
Aggregated consideration	$ 1,200,000,000							$ 25,000				$ 25,000
Ordinary per share (in Dollars per share)	$ 10		$ 0.0126
Sponsor shares forfeited (in Shares)					546,250
Aggregate founder shares (in Shares)	120,000,000									5,750,000		5,750,000
Related party transaction, description										the Founder Shares are not transferable, assignable or salable (except to certain permitted transferees)) until the earlier of 180 days after the date of the consummation of the Company’s initial Business Combination or the date on which the closing price of the Company’s ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 90 days after the Company’s initial Business Combination.		the Founder Shares are not transferable, assignable or salable (except to certain permitted transferees)) until the earlier of 180 days after the date of the consummation of the Company’s initial Business Combination or the date on which the closing price of the Company’s ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 90 days after the Company’s initial Business Combination.
Borrowings under promissory note						$ 190,000				$ 190,000		$ 0	$ 206,823
Working Capital Loans										$ 1,500,000		$ 1,500,000
Convertible price per unit (in Dollars per share)						$ 10				$ 10		$ 10
Additionally accrued expenses						$ 30,000	$ 0			$ 60,000	$ 0
Monthly fee		$ 3,000
Service fees												$ 4,500
Director fees												$ 0
Founder shares issued and outstanding (in Shares)						1,437,500				1,437,500		1,437,500
Aggregate of maximum amount pay for various expenses				$ 190,000
Administrative service fees										$ 60,000
Director [Member]
Related Party Transactions (Details) [Line Items]
Director fees										7,500		$ 7,500
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Aggregate founder shares (in Shares)					1,437,500
Shares issued (in Shares)												1,437,500
Shares Outstanding (in Shares)												1,437,500
Common Class B [Member]
Related Party Transactions (Details) [Line Items]
Aggregated consideration			$ 25,000
Common Class B [Member] | Investor [Member]
Related Party Transactions (Details) [Line Items]
Sponsor issued (in Shares)			1,983,750
Promissory Note [Member] | Investor [Member]
Related Party Transactions (Details) [Line Items]
Sponsor agreed to loan of Company aggregate amount			$ 300,000
Promissory Note [Member] | Administrative Support Agreement [Member]
Related Party Transactions (Details) [Line Items]
Total Sponsor amount per month										10,000		$ 10,000
Additionally accrued expenses										$ 60,000		$ 16,667
Administrative service fees						$ 30,000
Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Number of shares subject to forfeiture, shares (in Shares)					187,500

[1]	Class B ordinary shares have been retroactively adjusted to reflect the forfeiture of 546,250 shares for no consideration in a share recapitalization in August 2025, resulting in the Sponsor holding an aggregate of 1,437,500 founder shares (up to 187,500 of which were subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters) (see Note 5). On November 13, 2025, the Company consummated its IPO and sold 5,750,000 Units, including 750,000 Units sold pursuant to the full exercise of the underwriters’ over-allotment option; hence, the 187,500 Class B ordinary shares are no longer subject to forfeiture.